Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Stockholders Equity
On February 6, 2018, the Company filed amended and restated articles of incorporation with the Secretary of State of Florida. Pursuant to the amended and restated articles, the total number of authorized Company shares of all classes is 550,000,000, consisting of the following classes:

Class	Number of Shares	Par Value per Share
Common Stock:
Class A	400,000,000	$0.10
Class B	100,000,000	0.10
	500,000,000
Preferred Stock	50,000,000	0.10
	550,000,000